SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,469,494	$ 1,343,795
Sales tax receivable	16,500	745,170
Trade and other receivables	$ 1,485,994	$ 2,088,965